Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 09, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAFIRST QUANTITATIVE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001539996
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	dgqax
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 09, 2013
Prospectus Date	rr_ProspectusDate	Sep. 25, 2013
AmericaFirst Absolute Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 34 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-04
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 601.59% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	601.59%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a broad range of asset classes and sectors, some of which are historically uncorrelated to the equity and fixed income markets. The Fund may also sell short equity and fixed income securities. The Fund will invest in securities regardless of market capitalization and regardless of industry sector. With regard to fixed income securities, the Fund may invest in fixed income securities regardless of maturity or credit rating including High Yield Bonds, Investment Grade Bonds and US Treasury Securities, Foreign Corporate Bonds and Foreign Sovereign Bonds.

The Fund’s portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, closed-end management investment companies (“closed-end funds”), exchange-traded portfolios (“Exchange Traded Portfolios”) and real estate investment trusts (“REITs”). For purposes of the strategy, we define Exchange Traded Portfolios to include open-end funds and unit investment trusts (“UITs”) registered under the 1940 Act (commonly referred to as “ETFs”), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange. Open-end funds, closed-end funds and exchange traded portfolios are collectively referred to as “Acquired Funds”. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

The Fund may also invest in ETFs with inverse market exposure. Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market direction. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.

The Fund will sell equities short when the advisor’s proprietary quantitative analysis indicates that current securities prices (either for an index ETF or an individual security) are overpriced and the Fund has an opportunity to achieve positive returns from shorting securities rather than holding them long. The Fund’s quantitative model makes selections from a universe that may include nearly 30 investment indices. The Fund’s rules-based model then selects a basket of the top indices based upon price strength and momentum. Individual portfolio holdings are selected from the basket of indices based upon a proprietary, rules-based screen. The universe of investment indices that the Fund may choose from include, but are not limited to, the following:

Domestic Equity	Domestic Income
Healthcare	High Yield Bonds
Financial Services	Investment Grade Bonds
Technology	Preferred Stock
Industrials
Oil & Gas	International Securities
Basic Materials	Latin America
Consumer Goods	Western Europe
Consumer Services	Australia
Utilities	Asia
Telecommunications	Russia
Africa
Alternative Asset Classes (Purchased either through ETF or investment pool)
Base Metals	International Income
Precious Metals	Established Market Global Bonds
Energy	Emerging Markets Global Bonds
Agricultural
Currencies
Real Estate Investment Trusts (Securities)

The Fund will rebalance its holdings, based on the Advisor’s quantitative models, on an at-least quarterly basis.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

• Acquired Funds Risk. Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

• Commodity Related Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

• Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

• ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

• Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

• Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

• Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

• Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

• Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

• Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

• Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

• Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

• Tracking Risk. Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

• Turnover Risk: Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  The sales charge is reflected in the table, and if it was not included, the return would be more than that shown.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Absolute Return Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-217-8363
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/10	15.35%
Worst Quarter:	9/30/11	(13.89)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.89%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AmericaFirst Absolute Return Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%	[1]
AmericaFirst Absolute Return Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABRFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	784
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,803
Annual Return 2011	rr_AnnualReturn2011	(12.81%)
Annual Return 2012	rr_AnnualReturn2012	(3.31%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.10%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
AmericaFirst Absolute Return Fund | Class A | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.80%)
AmericaFirst Absolute Return Fund | Class A | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.99%)
AmericaFirst Absolute Return Fund | Class U
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABRUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.46%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	590
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,092
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.69%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
AmericaFirst Absolute Return Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABRWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.73%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,028
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2010

[1]	The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Advisor and the Trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.95% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least January 4, 2015. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recou
[4]	The inception date of the Fund's Class A and U shares is February 26, 2010. The inception date for the Fund's Class I shares is July 12, 2010.